Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net earnings	$ 94,489	$ 137,585
Depreciation and amortization	125,906	94,664
Gains attributable to mortgage servicing rights	(17,065)
Gains attributable to the fair value of mortgage premiums and origination fees	(38,531)
Deferred tax	(13,184)	(6,699)
Earnings from equity method investments	(2,919)	(2,065)
Stock option expense (note 21)	9,628	7,831
Allowance for credit losses	15,275	5,414
Amortization of advisor loans	20,871	20,424
Contingent consideration (note 6)	29,679	22,808
Other	7,963	3,108
(Increase) decrease in accounts receivable, prepaid expenses and other assets	49,039	(89,235)
(Decrease) increase in accounts payable, accrued expenses and other liabilities	(13,901)	(15,692)
(Decrease) increase in accrued compensation	(78,591)	16,580
Contingent acquisition consideration paid	(18,224)	(8,928)
Proceeds from sale of mortgage loans	1,226,041
Origination of mortgage loans	(1,395,734)
Increase in warehouse credit facilities	193,168
Sale proceeds from AR Facility, net of repurchases (note 16)	(27,431)	124,963
Net cash provided by operating activities	166,479	310,758
Investing activities
Acquisitions of businesses, net of cash acquired (note 4)	(205,608)	(80,576)
Purchases of fixed assets	(40,353)	(44,197)
Advisor loans issued	(14,695)	(21,457)
Purchase of held for sale real estate assets (note 5)	(84,382)	(94,223)
Proceeds from sale of held for sale real estate assets (note 5)	178,604
Collections of AR facility deferred purchase price (note 16)	51,994	28,100
Other investing activities	982	(5,915)
Net cash used in investing activities	(113,458)	(218,268)
Financing activities
Increase in long-term debt	616,121	585,358
Repayment of long-term debt	(779,185)	(644,670)
Issuance of convertible notes (note 14)	230,000
Purchases of non-controlling interests' subsidiary shares, net	(19,791)	(11,480)
Contingent acquisition consideration paid	(11,181)	(15,033)
Proceeds received on exercise of stock options	12,343	21,939
Dividends paid to common shareholders	(3,992)	(3,940)
Distributions paid to non-controlling interests	(35,698)	(31,858)
Financing fees paid (note 14)	(7,568)	(1,304)
Net cash provided by (used in) financing activities	1,049	(100,988)
Effect of exchange rate changes on cash	8,470	(3,541)
Net change in cash, cash equivalents and restricted cash	62,540	(12,039)
Cash, cash equivalents and restricted cash, beginning of year	114,993	127,032
Cash, cash equivalents and restricted cash, end of year	$ 177,533	$ 114,993